Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended		8 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member] Port of Newark [Member]
Contingencies And Commitments [Line Items]
Total expenses under operating leases			$ 400,000	$ 1,500,000	$ 3,600,000	$ 7,800,000	$ 7,000,000	$ 5,900,000	$ 4,200,000
Non Capital Purchased under commitments				23,000,000		47,900,000	63,800,000	65,300,000
Outstanding amount of letters of credit	3,900,000	2,400,000					1,400,000
Ownership interest percentage	50.00%	50.00%
Accrued amount in the accompanying balance sheet	$ 0	$ 0